Loans (Details 09) (Credit Card [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Wholesale Impaired Loans
Credit card loans with modified payment terms	$ 7,775		$ 8,255
Modified credit card loans that have reverted to original payment terms	1,461		1,750
Total impaired loans	9,236		10,005
Allowance for loan losses related to impaired loans	3,819		4,069
Average balance of impaired loans during the period:
Average impaired loans	9,494	10,882
Interest income on impaired loans	130	150
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	6,303		6,685
Modified credit card loans that have reverted to original payment terms	1,197		1,439
Total impaired loans	7,500		8,124
Allowance for loan losses related to impaired loans	3,013		3,175
Average balance of impaired loans during the period:
Average impaired loans	7,709	8,911
Interest income on impaired loans	101	119
Washington Mutual Credit Card Portfolio [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	1,472		1,570
Modified credit card loans that have reverted to original payment terms	264		311
Total impaired loans	1,736		1,881
Allowance for loan losses related to impaired loans	806		894
Average balance of impaired loans during the period:
Average impaired loans	1,785	1,971
Interest income on impaired loans	$ 29	$ 31